Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventory
	September 30, 2021	December 31, 2020
Parts and components	$24,554	$6,308
Appliances	1,974,708	2,029,270
Automotive	2,317,488	—
Subtotal	4,316,750	2,035,578
Allowance for inventory obsolescence	(160,824)	(12,824)
Inventories, net	$4,155,926	$2,022,754

	December 31, 2020	December 31, 2019
Machinery and Equipment	$331,935	$119,444
Parts	147,999	142,443
Appliances	2,029,270	—
Subtotal	2,509,204	261,887
Allowance for inventory obsolescence	(181,371)	(26,545)
Inventories, net	$2,327,833	$235,342